New Standards and Interpretations	12 Months Ended
Jun. 30, 2026
New standards and interpretations [Abstract]
New Standards and Interpretations
3.        New Standards and Interpretations

(a)      New accounting standards and interpretations effective from 1 July 2025

The following new accounting standards and interpretations have been published and are effective for the year ended 30 June 2026:

•	Amendments to IAS 21 – Lack of Exchangeability
•	Amendments to IAS 36 and IAS 37 – Disclosures About Uncertainties in the Financial Statements

The Group has reviewed these amendments and concluded that none of these changes are likely to have a material impact on the Group.

(b)        New accounting standards and interpretations issued but not yet effective

The following new accounting standards and interpretations have been published but are not yet effective for the year ended 30 June 2026 and have not been early adopted by the Group:

•	IFRS 18 – Presentation and Disclosure in Financial Statements – effective 1 January 2027
•	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7 – Annual Improvements to Australian Accounting Standards Volume 11 – effective 1 January 2026
•	Amendments to IFRS 7 and IFRS 9 – Contracts Referencing Nature-Dependent Electricity – effective 1 January 2026
•	Amendments to IFRS 9 – Classification and Measurement of Financial Instruments – effective 1 January 2026
•	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – effective 1 January 2028

The Group has reviewed these amendments and improvements, and with the exception of the item listed below, does not expect these changes to have a material impact on the Group.

IFRS 18 - Presentation and Disclosure in Financial Statements

IFRS 18 Presentation and Disclosure in Financial Statements was issued in June 2024 and will replace IAS 1 Presentation of Financial Statements, effective for annual reporting periods from 1 January 2027.

IFRS 18 Presentation and Disclosure in Financial Statements introduces new classification and presentation requirements, primarily impacting the Consolidated Statement of Profit or Loss and related notes. The new standard will:

a)
better align the presentation of the statement of profit or loss to the categories in the statement of cash flows by introducing two new defined subtotals – operating profit and profit before financing and income taxes (EBIT);

b)
require disclosure of management-defined performance measures – subtotals of income and expenses not specified by IFRS Accounting Standards that are used in public communications to communicate management’s view of an aspect of a company’s financial performance (such as funds from operations, cash profit, etc); and

c)	enhance the requirements for aggregation and disaggregation to help a company to provide useful information.

The Group is currently in the process of assessing the impact of the new standard; however, it is not expected to have an impact on the recognition and measurement of assets, liabilities, income and expenses. The main impact is expected to result in changes in the classification and presentation of these in the consolidated financial statements, as well as additional disclosures in the notes to the financial statements.

The Group does not intend to early adopt any of the new standards or interpretations. It is expected that where applicable, these standards and interpretations will be adopted on each of the respective effective dates.